FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as cash flow hedges
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2019	December 31, 2018
Non-designated derivative instruments - short-term assets:
Cross currency interest rate swaps	—	5,279
Total derivative instruments - short-term assets	—	5,279

Designated derivative instruments - long-term assets:
Interest rate swaps	2,597	5,459
Non-designated derivative instruments - long-term assets:
Interest rate swaps	—	5,174
Total derivative instruments - long-term assets	2,597	10,633

(in thousands of $)	June 30, 2019	December 31, 2018
Designated derivative instruments - short-term liabilities:
Cross currency interest rate swaps	4,390	33,004
Non-designated derivative instruments - short-term liabilities:
Cross currency interest rate swaps	—	12,043
Total derivative instruments - short-term liabilities	4,390	45,047

Designated derivative instruments - long-term liabilities:
Interest rate swaps	5,859	1,811
Cross currency interest rate swaps	8,953	4,709
Cross currency swaps	—	9,607
Non-designated derivative instruments - long-term liabilities:
Interest rate swaps	1,901	86
Total derivative instruments - long-term liabilities	16,713	16,213

Schedule of currency swap transactions

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK500 million	US$64.0 million	October 2017	March - June 2020
NOK600 million	US$76.8 million	September 2018	September 2023
NOK700 million	US$80.5 million	June 2019	June 2024

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company’s financial assets and liabilities at June 30, 2019 and December 31, 2018 are as follows:

	June 30, 2019	June 30, 2019	December 31, 2018	December 31, 2018
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale debt securities	14,221	14,221	13,245	13,245
Equity securities	101,337	101,337	73,929	73,929
Floating rate NOK bonds due 2019	—	—	77,722	77,916
Floating rate NOK bonds due 2020	58,582	60,368	57,829	58,841
Floating rate NOK bonds due 2023	70,298	70,562	69,395	69,568
Floating rate NOK bonds due 2024	82,014	82,014	—	—
5.75% unsecured convertible bonds due 2021	212,230	213,822	212,230	199,496
4.875% unsecured convertible bonds due 2023	148,300	149,819	151,700	139,374
Derivatives:
Interest rate/currency swap contracts - short-term receivables	—	—	5,279	5,279
Interest rate/currency swap contracts - long-term receivables	2,597	2,597	10,633	10,633
Interest rate/currency swap contracts - short-term payables	4,390	4,390	45,047	45,047
Interest rate/currency swap contracts - long-term payables	16,713	16,713	16,213	16,213

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities as at June 30, 2019, were measured as follows:

		Fair value measurements using,
(in thousands of $)	June 30, 2019	Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale debt securities	14,221	14,221
Equity securities	101,337	101,337
Interest rate/ currency swap contracts - long-term receivables	2,597		2,597
Total assets	118,155	115,558	2,597
Liabilities:
Floating rate NOK bonds due 2020	60,368	60,368
Floating rate NOK bonds due 2023	70,562	70,562
Floating rate NOK bonds due 2024	82,014	82,014
5.75% unsecured convertible bonds due 2021	213,822	213,822
4.875% unsecured convertible bonds due 2023	149,819	149,819
Interest rate/currency swap contracts - short-term payables	4,390		4,390
Interest rate/currency swap contracts - long-term payables	16,713		16,713
Total liabilities	597,688	576,585	21,103